Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	0-13257
Entity Registrant Name	NORTECH SYSTEMS INCORPORATED
Entity Central Index Key	0000722313
Entity Tax Identification Number	41-1681094
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	7550 Meridian Circle N
Entity Address, City or Town	Maple Grove
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	(952)
Local Phone Number	345-2244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	NSYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false